COMMITMENTS AND CONTINGENCY - Purchase commitment (Details) - Jun. 30, 2023 - Purchase Commitment	CNY (¥)	USD ($)
Purchase commitment
2024	¥ 22,395,958	$ 3,088,544
2025	300,000	41,372
2026	150,000	20,686
Total minimum payments required	¥ 22,845,958	$ 3,150,602